CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603



                               October 17, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:       First Trust Exchange-Traded Fund (the "Trust")


To the Commission:

      On behalf of the above Trust, with respect to its series, the First Trust Value Line(R) Equity Allocation Index Fund (the "Fund"), electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the definitive proxy statement, form of proxy and other soliciting materials for the Fund. A letter addressed to Ms. Karen Rossotto responding to comments on the preliminary proxy statement filed on September 24, 2014 is also included. Please contact the undersigned at (312) 845-3446 (fax: (312) 701-2361) (e-mail: russell@chapman.com) with any questions regarding this filing.


                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP

                                             By /s/ Suzanne M. Russell
                                                ------------------------------
                                                    Suzanne M. Russell